Property, plant and equipment (Interest capitalization) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Interest expense arising on borrowings	¥ 580	¥ 496
Weighted average capitalisation rate	4.44%	4.57%